Commitments and Contingencies (Details) - Schedule of Composition of Pledged Shares (Parentheticals) - Dec. 31, 2022	₪ / shares	€ / shares
Matrix [Member]
Commitments and Contingencies (Details) - Schedule of Composition of Pledged Shares (Parentheticals) [Line Items]
Formula’s series A secured Debentures, Par value	₪ 1
Formula’s series C secured debentures, Par value	1
Magic Software [Member]
Commitments and Contingencies (Details) - Schedule of Composition of Pledged Shares (Parentheticals) [Line Items]
Formula’s series A secured Debentures, Par value	0.1
Formula’s series C secured debentures, Par value	₪ 0.1
Sapiens [Member]
Commitments and Contingencies (Details) - Schedule of Composition of Pledged Shares (Parentheticals) [Line Items]
Formula’s series A secured Debentures,Sapiens par value (in Euro per share) | € / shares		€ 0.01
Formula’s series C secured debentures, Sapiens par value (in Euro per share) | € / shares		€ 0.01